As filed with the Securities and Exchange Commission on February 15, 2005

Securities Act File No. 333-23017

Investment Company Act File No. 811-08085

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : ☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 30	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940: ☐
POST-EFFECTIVE AMENDMENT NO. 33	☒
(Check appropriate box or boxes)

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

(formerly, American Skandia Adviser Funds, Inc.)

(Exact name of registrant as specified in charter)

One Corporate Drive, Shelton, Connecticut 06484

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 628-6039

DEBORAH A. DOCS, SECRETARY

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

One Corporate Drive, Shelton, Connecticut 06484

(Name and Address of Agent for Service)

Copies to:

MARGERY NEALE, ESQ.

SHEARMAN & STERLING, LLP

599 LEXINGTON AVENUE, NEW YORK, NY 10022

It is proposed that this filing will become effective

(check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 25, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Shares of the Various Classes of Strategic Partners Mutual Funds, Inc.

(Title of Securities Being Registered)

Parts A, B and C to the Strategic Partners Mutual Funds, Inc. (the “Company”) Post –Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 32 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission on December 23, 2004 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of February 21, 2005.  It is proposed that the Post-Effective Amendment becomes effective on February 25, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 15th day of February, 2005.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

By: *
Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

*		Director
David E.A. Carson

*		Director
Robert E. LaBlanc

*		Vice-President and Director
Robert F. Gunia

*		Director
Douglas H. McCorkindale

*		Director
Richard A. Redeker

*		President and Director
Judy A. Rice

*		Chairman and Director
Robin M. Smith

*		Director
Stephen Stoneburn

*		Director
Clay T. Whitehead

*		Treasurer and Principal Financial
Grace C. Torres		and Accounting Officer

By:	/s/ DEBORH A. DOCS		February 15, 2005
(Deborah A. Docs, Attorney-in-Fact)